Consolidated Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–85.23%(b)(c)
Aerospace & Defense–1.42%
ADB Safegate Lux (CEP IV / ADBAS) (Luxembourg), Term Loan B (6 mo. EURIBOR + 4.75%)	8.51%	10/05/2026	EUR	7,530	$7,792,492
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.), Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	7.32%	07/01/2031		$245	246,979
Castlelake Aviation Ltd.
Incremental Term Loan (3 mo. Term SOFR + 2.75%)	7.70%	10/22/2027		4,234	4,256,292
Term Loan (3 mo. Term SOFR + 2.50%)	7.45%	10/22/2026		375	377,065
Greenrock Finance, Inc., First Lien Term Loan B (3 mo. Term SOFR + 3.75%)	8.35%	07/06/2029		403	406,259
KKR Apple Bidco LLC, First Lien Term Loan (1 mo. Term SOFR + 2.86%)	7.44%	09/22/2028		63	62,960
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.85%)	8.42%	02/01/2028		3,986	3,749,703
Propulsion (BC) Newco LLC (Spain), Term Loan B (3 mo. Term SOFR + 3.25%)	7.87%	09/14/2029		4,851	4,900,801
Rand Parent LLC (Atlas Air), First Lien Term Loan B (3 mo. Term SOFR + 3.75%)	8.35%	03/17/2030		7,739	7,794,101
Signia Aerospace LLC, Term Loan B(d)(e)	–	11/23/2031		6,391	6,406,752
					35,993,404
Air Transport–1.67%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. Term SOFR + 5.01%)	9.63%	04/20/2028		14,445	14,932,019
American Airlines, Inc.
Term Loan (1 mo. Term SOFR + 2.86%)	7.47%	02/15/2028		10,911	10,971,806
Term Loan (6 mo. Term SOFR + 2.50%)	7.21%	06/04/2029		4,293	4,313,835
eTraveli Group Holding AB (Sweden), Term Loan B (3 mo. EURIBOR + 4.50%)	7.85%	11/02/2028	EUR	2,315	2,457,126
United AirLines, Inc., Term Loan B (3 mo. Term SOFR + 2.06%)	6.63%	02/24/2031		9,506	9,578,806
					42,253,592
Automotive–4.68%
Adient PLC, Term Loan B-2 (1 mo. Term SOFR + 2.75%)	7.32%	01/31/2031		1,956	1,971,744
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.69%	04/06/2028		5,097	5,073,564
Belron Group S.A., Term Loan B (3 mo. Term SOFR + 2.75%)	7.27%	10/16/2031		10,312	10,441,827
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. GBP SONIA + 4.75%)	9.95%	07/28/2028	GBP	759	916,206
Second Lien Term Loan (6 mo. GBP SONIA + 7.50%)	12.45%	07/27/2029	GBP	4,072	4,264,881
DexKo Global, Inc., Incremental First Lien Term Loan (3 mo. Term SOFR + 4.25%)	8.85%	10/04/2028		4,703	4,512,255
Driven Holdings LLC, Term Loan (1 mo. Term SOFR + 3.11%)	7.80%	12/17/2028		4,153	4,168,218
Engineered Components & Systems LLC, Term Loan (1 mo. Term SOFR + 6.00%)	10.57%	08/30/2030		5,428	5,278,966
First Brands Group LLC
First Lien Incremental Term Loan (3 mo. EURIBOR + 5.00%)	8.06%	03/30/2027	EUR	3,862	4,052,766
First Lien Incremental Term Loan (3 mo. Term SOFR + 5.26%)	9.85%	03/30/2027		16,048	15,531,610
First Lien Term Loan (3 mo. Term SOFR + 5.26%)	9.85%	03/30/2027		8,576	8,305,008
Second Lien Term Loan (3 mo. Term SOFR + 8.76%)	13.35%	03/30/2028		4,244	3,952,604
Highline Aftermarket Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.00%)(e)	8.57%	11/09/2027		12,277	12,399,338
LS Group OpCo Acquisition (Les Schwab Tire Centers), Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	04/23/2031		9,225	9,275,896
Madison Safety & Flow LLC, Term Loan B (1 mo. PRIME + 2.25%)	2.30%	09/19/2031		2,563	2,594,299
Mavis Tire Express Services TopCo Corp., Term Loan B (1 mo. Term SOFR + 3.50%)	8.07%	05/04/2028		10,213	10,311,459
Paint Intermediate III LLC (Wesco Group), Term Loan B (1 mo. Term SOFR + 2.89%)(e)	7.52%	09/11/2031		1,824	1,839,450
PowerStop LLC, Term Loan B (3 mo. Term SOFR + 4.85%)	9.36%	01/24/2029		7,915	7,608,273
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 3.50%)	8.15%	07/16/2031		3,047	3,078,563
Wand NewCo 3, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.82%	01/30/2031		3,148	3,174,481
					118,751,408
Beverage & Tobacco–0.28%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.16%	07/31/2028		7,108	7,173,764
Brokers, Dealers & Investment Houses–0.33%
Creative Planning (CPI Holdco B LLC), Incremental Term Loan B (d)	–	05/17/2031		8,218	8,256,383
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Building & Development–3.99%
BME Holding B.V. (CRHEUD) (Netherlands), Term Loan B-2 (3 mo. EURIBOR + 4.75%)	7.81%	12/31/2029	EUR	2,000	$2,039,019
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (1 mo. Term SOFR + 2.60%)	7.17%	08/27/2025		$1,170	1,170,397
Chariot Buyer LLC
First Lien Term Loan (1 mo. Term SOFR + 3.35%)	7.92%	11/03/2028		371	373,053
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	8.32%	11/03/2028		4,391	4,414,955
Construction Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)(e)	7.17%	10/29/2031		2,974	2,998,065
Core & Main L.P., Term Loan D (1 mo. Term SOFR + 2.00%)	6.59%	07/27/2028		2,975	2,987,209
Empire Today LLC
Term Loan A (3 mo. Term SOFR + 5.76%)	10.25%	08/03/2029		4,145	4,063,571
Term Loan B (3 mo. Term SOFR + 5.26%)	9.85%	04/01/2028		18,784	11,445,050
Flakt Woods (Fusilli Holdco) (France), Term Loan B (6 mo. EURIBOR + 5.00%)	8.85%	04/12/2026	EUR	1,815	1,904,656
Gulfside Supply, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.60%	06/17/2031		2,948	2,972,574
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.62%	12/22/2028		6,655	6,725,327
Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	11.62%	12/21/2029		1,544	1,564,468
Interior Logic Group, Inc. (Signal Parent), Term Loan B (1 mo. Term SOFR + 3.60%)	8.17%	04/01/2028		6,284	5,548,774
IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.07%	10/02/2028		3,767	3,790,226
Janus International Group LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.07%	08/03/2030		1,864	1,869,561
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.85%)	9.42%	02/16/2029		13,412	12,984,691
MI Windows and Doors LLC, Incremental Term Loan B (1 mo. Term SOFR + 3.00%)	7.57%	03/28/2031		1,819	1,838,397
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	8.50%	04/29/2029		10,780	10,691,275
Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	03/19/2029		11,154	11,161,292
Term Loan B (1 mo. Term SOFR + 2.50%)	7.07%	04/14/2031		6,985	6,986,749
Quimper AB (Sweden), Term Loan B(d)	–	03/15/2030	EUR	1,500	1,592,606
TAMKO Building Products LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.34%	09/20/2030		2,049	2,064,727
					101,186,642
Business Equipment & Services–9.77%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. Term SOFR + 3.85%)	8.42%	05/12/2028		8,347	8,411,581
Azuria Water Solutions, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	05/17/2028		914	922,025
Boost Newco Borrower LLC (WorldPay), Term Loan (3 mo. Term SOFR + 2.50%)	7.10%	01/31/2031		10,370	10,483,308
Checkout Holding Corp. (Catalina Marketing), Term Loan (3 mo. Term SOFR + 9.50%)	14.11%	05/10/2027		427	408,700
Cimpress USA, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.57%	05/17/2028		11,086	11,187,535
Cloud Software Group, Inc.
Term Loan (3 mo. Term SOFR + 3.75%)	8.31%	03/21/2031		5,977	6,013,352
Term Loan B (3 mo. Term SOFR + 3.50%)	8.02%	03/30/2029		5,670	5,696,356
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	12.42%	02/12/2029		1,329	1,206,888
Term Loan (3 mo. Term SOFR + 4.26%)	8.92%	02/10/2028		7,754	7,472,569
Corporation Service Co., Term Loan B (1 mo. Term SOFR + 2.50%)	7.07%	11/02/2029		6,672	6,718,188
Deerfield Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.35%	04/09/2027		11,564	11,252,907
Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	11.62%	04/07/2028		3,245	3,163,738
DTI HoldCo, Inc., Incremental Term Loan B (1 mo. Term SOFR + 4.75%)	9.32%	04/26/2029		2,189	2,207,759
Dun & Bradstreet Corp. (The), Term Loan B (1 mo. Term SOFR + 2.25%)	6.84%	01/18/2029		17,593	17,663,853
Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.50%)	8.11%	02/01/2029		12,676	12,844,370
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.11%)	8.69%	05/12/2028		14,105	14,227,187
I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 3.75%)	8.42%	02/16/2028		3,654	3,685,384
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan (3 mo. EURIBOR + 4.25%)	7.60%	04/01/2028	EUR	10,012	10,394,477
Term Loan (3 mo. Term SOFR + 4.00%)	9.02%	04/01/2028		1,696	1,705,065
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	8.82%	10/25/2029	EUR	8,720	7,031,764
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.60%	08/11/2028		3,256	3,288,193
Monitronics International, Inc., Term Loan B (1 mo. Term SOFR + 7.76%) (Acquired 06/30/2023-02/16/2024; Cost $26,677,806)(f)	12.33%	06/30/2028		26,649	26,781,825
Nuvei Tech Corp., Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B(d)	–	11/15/2031		6,492	6,536,443
OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.90%)(e)	8.50%	03/02/2028		3,142	3,163,935
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.85%) (Acquired 11/12/2021-02/03/2022; Cost $8,312,493)(f)	9.42%	07/27/2027		$8,551	$5,259,047
Plano HoldCo, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)(e)	8.09%	10/02/2031		3,001	3,042,133
Prime Security Services Borrower LLC, Term Loan(d)	–	10/13/2030		454	455,801
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 3.25%)	7.85%	09/30/2031		6,628	6,653,034
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.86%)	9.44%	01/31/2028		5,305	5,366,865
Ryan LLC (Ryan Tax)
Delayed Draw Term Loan (1 mo. Term SOFR + 3.50%)	8.11%	11/14/2030		177	178,389
Term Loan (1 mo. Term SOFR + 3.50%)	8.07%	11/14/2030		8,040	8,097,667
Skillsoft Corp., Term Loan (1 mo. Term SOFR + 5.36%)	9.94%	07/14/2028		989	800,169
Socotec (Holding SAS) (France), Term Loan B(d)	–	06/02/2028		1,175	1,182,263
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	9.26%	03/04/2028		29,181	24,793,014
Thermostat Purchaser III, Inc., Term Loan B (3 mo. Term SOFR + 4.40%)(e)	9.00%	08/31/2028		868	873,048
UnitedLex Corp., Term Loan (3 mo. Term SOFR + 5.90%)(e)	10.50%	03/20/2027		1,439	1,259,170
Verra Mobility Corp., Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	03/24/2028		7,315	7,365,720
					247,793,722
Cable & Satellite Television–3.36%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Term Loan (6 mo. USD LIBOR + 2.75%)	7.43%	07/15/2025		1,356	1,321,623
Term Loan B (3 mo. EURIBOR + 5.00%)	8.18%	10/31/2027	EUR	927	847,640
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B (1 mo. Term SOFR + 2.61%)	7.19%	09/01/2028		7,034	7,010,636
Term Loan B-1 (1 mo. Term SOFR + 3.25%)	7.82%	09/18/2030		4,124	4,114,846
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (6 mo. USD LIBOR + 4.00%)	8.68%	08/14/2026		10,536	8,922,581
Term Loan B-11 (6 mo. USD LIBOR + 2.75%)	7.43%	07/31/2025		4,520	4,178,291
Term Loan B-12 (6 mo. USD LIBOR + 3.69%)	8.37%	01/31/2026		4,815	4,117,963
Term Loan B-14 (3 mo. EURIBOR + 5.50%)	8.68%	08/15/2028	EUR	3,735	3,213,219
Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.00%)	6.72%	04/30/2028		5,590	5,450,633
UPC - LG (Sunrise)
Term Loan AT (1 mo. Term SOFR + 2.36%)	6.97%	04/30/2028		116	116,879
Term Loan AX (1 mo. Term SOFR + 3.04%)	7.65%	01/31/2029		11,563	11,639,108
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. Term SOFR + 2.61%)	7.22%	01/31/2028		7,875	7,812,160
Term Loan Q (1 mo. Term SOFR + 3.36%)	7.97%	01/31/2029		20,909	20,796,132
Term Loan Y (6 mo. Term SOFR + 3.35%)	7.72%	03/31/2031		5,726	5,674,344
					85,216,055
Chemicals & Plastics–10.86%
A&R Logistics Holdings, Inc. (Quantix)
Incremental Term Loan (3 mo. Term SOFR + 2.65%)(e)	7.24%	08/03/2026		14,711	14,122,587
Incremental Term Loan (3 mo. Term SOFR + 6.75%)(e)	11.35%	08/06/2026		225	220,917
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.85%	12/14/2029		7,102	6,410,846
AkzoNobel Chemicals
Term Loan B (3 mo. Term SOFR + 3.25%)	7.81%	04/03/2028		15,231	15,418,147
Term Loan B (3 mo. Term SOFR + 3.25%)	7.81%	04/03/2028		4,345	4,398,094
Aruba Investments, Inc.
First Lien Term Loan (1 mo. Term SOFR + 4.10%)	8.67%	11/24/2027		901	904,821
Second Lien Term Loan (1 mo. Term SOFR + 7.85%)	12.42%	11/24/2028		1,711	1,649,527
Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.85%)	9.10%	08/27/2026		12,661	10,888,690
Austin Powder (A-AP Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 3.25%)	7.85%	09/09/2031		3,200	3,232,300
Caldic (Pearls BidCo) (Netherlands), Term Loan B (3 mo. Term SOFR + 4.00%)	8.59%	02/26/2029		4,672	4,721,387
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.65%	12/01/2030		9,235	9,320,065
Composite Resins Holding B.V. (AOC), Term Loan B (1 mo. Term SOFR + 3.61%)	8.19%	10/15/2028		5,035	5,072,737
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.50%)	8.16%	11/01/2030		4,018	4,036,356
Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 4.38%)	8.96%	10/04/2029		9,301	9,362,900
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.59%	10/04/2030		3,644	3,561,756
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 5.51%)	10.12%	11/01/2028		$10,251	$8,282,083
Flint Group (ColourOz Inv) (Germany), PIK Term Loan B, 6.90% PIK Rate, 4.99% Cash Rate(g)	6.90%	12/31/2027		45	9,191
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.50%)	8.10%	05/29/2029		1,683	1,698,346
Hasa Intermediate Holdings LLC
Delayed Draw Term Loan(e)(h)	0.00%	01/10/2029		324	324,392
Incremental Delayed Draw Term Loan(h)	0.00%	01/10/2029		324	322,770
Incremental Term Loan (3 mo. Term SOFR + 4.50%)(e)	9.02%	01/10/2029		3,292	3,292,334
Revolver Loan(e)(h)	0.00%	01/10/2029		1,574	1,573,542
ICP Group Holdings LLC (CPC Acquisition), First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.62%	12/29/2027		4,445	4,002,313
INEOS Enterprises Holdings US Finco LLC (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.85%)	8.36%	07/08/2030		6,677	6,702,531
Ineos Quattro (STYRO)
Term Loan (1 mo. Term SOFR + 4.25%)(e)	8.82%	10/01/2031		9,481	9,540,086
Term Loan B (1 mo. Term SOFR + 4.35%)	8.92%	04/02/2029		10,242	10,273,545
Term Loan B (1 mo. Term SOFR + 3.85%)	8.42%	03/14/2030		2,347	2,355,411
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 2.60%)	7.17%	11/08/2028		4,373	4,379,400
Term Loan (1 mo. Term SOFR + 3.25%)	7.82%	02/18/2030		16,053	16,151,814
Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	02/07/2031		5,400	5,438,989
Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan B (1 mo. Term SOFR + 3.61%)	8.19%	12/31/2029		3,915	3,945,673
Oxea Corp. (OQ Chemicals)
Term Loan (3 mo. Term SOFR + 8.24%)	12.91%	06/22/2025		2,803	2,902,726
Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	8.19%	12/31/2026		7,534	6,584,485
Potters Industries, Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	12/14/2027		1,942	1,960,253
Proampac PG Borrower LLC, Term Loan (3 mo. Term SOFR + 4.00%)	8.66%	09/15/2028		10,144	10,191,784
Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.76%)	7.28%	05/03/2028		6,022	3,739,937
Term Loan A (3 mo. Term SOFR + 9.50%)	14.16%	05/03/2028		1,430	1,501,932
Term Loan B (3 mo. Term SOFR + 8.50%)	13.16%	05/03/2028		10,527	11,042,893
Tronox Finance LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	7.35%	04/04/2029		11,073	11,138,330
Univar, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.10%	08/01/2030		10,589	10,738,584
USALCO LLC
Delayed Draw Term Loan(h)	0.00%	09/17/2031		379	382,962
Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	09/17/2031		3,674	3,716,987
V Global Holdings LLC
Revolver Loan (1 mo. Term SOFR + 5.85%)(e)	10.45%	12/22/2025		1,914	1,787,406
Revolver Loan(e)(h)	0.00%	12/22/2025		905	845,207
Term Loan (3 mo. Term SOFR + 5.90%)(e)	10.42%	12/22/2027		22,593	21,101,710
W. R. Grace Holdings LLC, Term Loan (3 mo. Term SOFR + 3.25%)	7.85%	09/22/2028		16,093	16,231,066
					275,479,812
Clothing & Textiles–0.50%
ABG Intermediate Holdings 2 LLC, Term Loan (1 mo. Term SOFR + 2.75%)	7.45%	12/21/2028		8,855	8,947,507
Varsity Brands Holding Co., Inc., Term Loan B (3 mo. Term SOFR + 3.75%)	8.27%	07/25/2031		3,707	3,715,721
					12,663,228
Containers & Glass Products–2.02%
Berlin Packaging LLC, Term Loan B-7 (3 mo. Term SOFR + 3.75%)	8.35%	06/07/2031		10,840	10,913,276
Duran Group (Blitz/DWK) (Germany), Term Loan C-2 (6 mo. Term SOFR + 5.75%)(e)	10.58%	05/31/2026		7,291	6,963,189
Keter Group B.V. (Netherlands), Term Loan (3 mo. EURIBOR + 4.75%) (Acquired 04/29/2024; Cost $8,632,194)(f)	7.81%	12/28/2029	EUR	8,480	8,736,780
Libbey Glass LLC, Incremental Term Loan (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-11/22/2024; Cost $13,414,485)(f)	11.27%	11/22/2027		14,033	13,734,420
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	9.88%	10/04/2028		4,770	4,848,695
Term Loan A-2 (1 mo. Term SOFR + 1.61%)	6.25%	10/04/2028		5,773	5,115,174
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)(e)	7.77%	07/12/2029		$1,019	$1,029,341
					51,340,875
Cosmetics & Toiletries–0.22%
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.06%	06/29/2028	EUR	5,399	5,453,361
Drugs–0.33%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. Term SOFR + 2.15%)	6.74%	11/15/2027		8,562	8,406,136
Ecological Services & Equipment–0.88%
Anticimex Global AB (Sweden)
Term Loan B-1 (3 mo. Term SOFR + 3.15%)	7.72%	11/16/2028		658	660,840
Term Loan B-6 (3 mo. Term SOFR + 3.46%)	7.97%	11/16/2028		3,538	3,567,062
EnergySolutions LLC, Term Loan (3 mo. Term SOFR + 3.32%)(e)	7.84%	09/20/2030		6,452	6,516,776
Groundworks LLC
Delayed Draw Term Loan(h)	0.00%	03/14/2031		787	792,562
Delayed Draw Term Loan (1 mo. Term SOFR + 3.25%)	7.86%	03/14/2031		150	150,587
Term Loan (1 mo. Term SOFR + 3.25%)	7.86%	03/14/2031		5,079	5,113,678
OGF (VESCAP/Obol France 3/PHM) (France), Term Loan B(d)	–	12/29/2028	EUR	2,000	2,039,083
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (1 mo. Term SOFR + 3.50%)	8.07%	10/03/2031		3,512	3,524,891
					22,365,479
Electronics & Electrical–8.45%
Applied Systems, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.01%)	7.60%	02/24/2031		369	372,390
AppLovin Corp., Term Loan (3 mo. PRIME + 1.50%)	9.25%	10/25/2028		1,031	1,032,148
AQA Acquisition Holding, Inc. (SmartBear), Term Loan B(d)	–	03/02/2028		2,502	2,530,461
Boxer Parent Co., Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.34%	07/30/2031		4,306	4,340,953
Central Parent LLC, Term Loan (3 mo. Term SOFR + 3.25%)	7.85%	07/06/2029		620	621,014
ConnectWise LLC, Term Loan (1 mo. Term SOFR + 3.52%)	8.37%	10/01/2028		1,156	1,163,294
Diebold Nixdorf, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	12.11%	08/11/2028		5,240	5,351,160
E2Open LLC, Term Loan (1 mo. Term SOFR + 3.61%)	8.19%	02/04/2028		7,201	7,236,489
EverCommerce, Term Loan B (1 mo. Term SOFR + 3.11%)	7.69%	07/06/2028		4,107	4,138,638
GoTo Group, Inc. (LogMeIn)
First Lien Term Loan (1 mo. Term SOFR + 4.85%)	9.47%	04/30/2028		18,195	16,262,096
Second Lien Term Loan (1 mo. Term SOFR + 4.85%)	9.47%	04/30/2028		11,180	4,561,622
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)(e)	8.85%	09/30/2028		6,468	6,564,751
Infinite Electronics
First Lien Incremental Term Loan (3 mo. Term SOFR + 6.51%)(e)	11.03%	03/02/2028		1,317	1,320,735
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.60%	03/02/2028		8,765	8,651,510
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	11.85%	03/02/2029		749	646,445
Informatica Corp., Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	10/27/2028		5,032	5,059,919
Instructure Holdings, Inc., Second Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.52%	09/10/2032		2,260	2,308,502
ION Corp (Helios Software), Term Loan (3 mo. Term SOFR + 3.50%)	8.09%	07/18/2030		3,631	3,662,285
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. GBP SONIA + 7.03%)(e)	11.98%	08/17/2028	GBP	1,883	2,297,657
Term Loan (3 mo. GBP SONIA + 7.03%)(e)	11.98%	08/17/2028	GBP	477	582,682
Term Loan (3 mo. Term SOFR + 7.39%)(e)	12.01%	08/17/2028		5,947	5,673,417
Term Loan (3 mo. Term SOFR + 7.45%)(e)	12.01%	08/17/2028		2,265	2,161,231
Mavenir Systems, Inc.
Delayed Draw Term Loan(e)	10.00%	01/31/2025		266	265,884
Incremental Term Loan (3 mo. Term SOFR + 9.87%)	14.40%	01/31/2025		1,404	1,241,124
Term Loan (3 mo. Term SOFR + 10.00%)(e)	14.59%	01/31/2025		826	709,024
Term Loan B (3 mo. Term SOFR + 5.01%)	9.53%	08/18/2028		11,731	8,309,377
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	10.84%	07/27/2028		4,574	4,655,189
Mirion Technologies, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	6.85%	10/20/2028		4,006	4,039,622
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.36%)	10.95%	04/30/2026		15,215	14,390,425
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 6.00%)(e)	9.75%	03/03/2028	EUR	3,971	3,621,207
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Particle Luxembourg S.a.r.l. (WebPros), Term Loan B (1 mo. Term SOFR + 4.00%)(e)	8.57%	03/28/2031		$5,794	$5,826,284
Proofpoint, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.57%	08/31/2028		14,864	14,968,680
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.40%) (Acquired 01/20/2022-02/02/2022; Cost $13,886,168)(f)	8.99%	02/01/2029		13,971	9,779,419
Renaissance Holding Corp., Term Loan B(d)	–	04/05/2030		7,912	7,938,739
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.60%	05/18/2028		7,899	7,898,851
Second Lien Term Loan (3 mo. Term SOFR + 7.65%)	12.25%	05/18/2026		1,834	1,718,721
STG-Fairway Acquisitions, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	10/31/2031		6,259	6,328,227
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.00%)	7.62%	02/10/2031		14,314	14,426,257
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.00%)	7.62%	11/20/2028		7,576	7,620,520
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (3 mo. EURIBOR + 6.25%)(e)	9.15%	05/31/2029	EUR	9,126	9,065,260
Term Loan B-2 (3 mo. Term SOFR + 6.51%)(e)	11.08%	05/31/2029		5,122	4,860,692
					214,202,901
Farming/Agriculture–0.04%
Rovensa (Root Bidco S.a.r.l.), Term Loan B (6 mo. EURIBOR + 5.25%)	8.84%	09/29/2027	EUR	859	906,565
Financial Intermediaries–2.25%
AssetMark Financial Holdings, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.60%	09/05/2031		3,959	3,987,933
AssuredPartners, Inc., Term Loan B-5 (1 mo. Term SOFR + 3.50%)	8.07%	02/14/2031		6,565	6,616,488
Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	06/13/2031		5,577	5,613,999
Edelman Financial Center LLC (The)
Term Loan (1 mo. Term SOFR + 5.25%)	9.82%	10/06/2028		610	615,086
Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	04/07/2028		8,543	8,606,390
Eisner Advisory Group LLC, Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	02/28/2031		6,111	6,166,445
Grant Thornton Advisors LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	06/02/2031		6,450	6,498,763
LendingTree, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.69%	09/15/2028		10,810	10,843,726
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.52%	02/18/2027		6,545	6,327,206
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.25%)	7.85%	06/18/2029		1,798	1,811,284
					57,087,320
Food & Drug Retailers–0.17%
Agrokor (Adria Group Holding BV) (Netherlands), Term Loan (1 mo. EURIBOR + 4.25%)	7.33%	12/12/2029	EUR	4,000	4,235,410
Food Products–2.59%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	12/18/2026		6,697	6,738,396
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	7.16%	02/12/2027	EUR	6,666	6,703,422
Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)	9.57%	10/18/2028		3,511	3,025,380
First Lien Term Loan (1 mo. Term SOFR + 5.11%)	9.69%	10/18/2028		14,739	12,741,336
Second Lien Term Loan (1 mo. Term SOFR + 8.11%)(e)	12.69%	10/18/2029		2,864	1,918,640
Mosel Bidco SE (Alphia) (Germany), Term Loan B (1 mo. Term SOFR + 5.00%)	9.57%	10/02/2030		2,536	2,430,067
Nomad Foods Ltd. (United Kingdom), Term Loan B-4 (6 mo. Term SOFR + 2.50%)	6.97%	11/12/2029		4,822	4,841,458
Shearer’s Foods LLC, Term Loan (3 mo. Term SOFR + 4.00%)	8.57%	02/12/2031		6,636	6,689,501
Sigma Holdco B.V. (Netherlands)
Term Loan B-10 (6 mo. Term SOFR + 4.41%)	9.77%	01/03/2028		9,780	9,829,024
Term Loan B-9 (3 mo. EURIBOR + 4.50%)	8.18%	01/03/2028	EUR	8,800	9,322,691
Solina Group Services (Powder Bidco) (France), Term Loan (3 mo. Term SOFR + 3.75%)	8.70%	03/07/2029		1,482	1,490,688
					65,730,603
Food Service–0.55%
Areas (Pax Midco Spain)
Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.66%	12/31/2029	EUR	3,906	4,142,163
Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.74%	12/31/2029	EUR	7,572	8,029,502
Euro Garages (Netherlands), Term Loan (1 mo. Term SOFR + 4.51%)(e)	9.08%	03/31/2026		404	404,929
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.85%)	7.42%	12/15/2027		1,274	1,281,527
					13,858,121
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Forest Products–0.17%
NewLife Forest Restoration LLC, Term Loan (d)(e)	–	04/10/2029		$4,344	$4,344,332
Health Care–4.13%
Acacium (Impala Bidco Ltd.) (United Kingdom), Incremental Term Loan B (1 mo. Term SOFR + 4.85%)(e)	9.42%	06/08/2028		2,922	2,630,011
Ascend Learning LLC
First Lien Term Loan (1 mo. Term SOFR + 3.60%)	8.17%	12/11/2028		512	515,266
Second Lien Term Loan(d)	–	12/10/2029		4,843	4,847,521
Bracket Intermediate Holding Corp. (Signant), First Lien Term Loan (3 mo. Term SOFR + 5.10%)	9.70%	05/08/2028		3,423	3,454,009
Cerba (Chrome Bidco) (France)
Incremental Term Loan C (1 mo. EURIBOR + 3.95%)	6.93%	02/16/2029	EUR	1,681	1,538,505
Term Loan B (1 mo. EURIBOR + 3.70%)	6.68%	06/30/2028	EUR	6,000	5,495,785
Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)(e)	7.57%	06/26/2031		449	450,066
Concentra Health Services, Term Loan(d)	–	10/27/2031	EUR	1,350	1,429,579
Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. GBP SONIA + 4.50%)	9.45%	04/17/2028	GBP	1,119	1,304,514
Explorer Holdings, Inc., Term Loan (1 mo. Term SOFR + 4.00%)	8.57%	02/04/2027		9,694	9,771,927
Global Medical Response, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	10.10%	10/31/2028		13,987	14,066,889
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)(e)	7.35%	09/07/2028		6,964	7,033,667
IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 4.75%)	9.39%	12/12/2028		565	570,242
MB2 Dental Solutions LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.50%)(e)	10.02%	02/15/2031		591	595,469
Delayed Draw Term Loan (1 mo. Term SOFR + 6.00%)(e)	10.66%	02/15/2031		229	230,135
Delayed Draw Term Loan(e)(h)	0.00%	02/15/2031		1,200	1,208,206
Delayed Draw Term Loan(e)(h)	0.00%	02/15/2031		266	267,535
Revolver Loan(e)(h)	0.00%	02/15/2031		229	228,535
Revolver Loan (1 mo. Term SOFR + 5.50%)(e)	10.07%	02/15/2031		57	57,133
Term Loan (1 mo. Term SOFR + 5.50%)(e)	10.07%	02/13/2031		4,104	4,133,158
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 5.25%)(e)	12.00%	12/17/2028		1,167	1,179,080
First Lien Term Loan (1 mo. Term SOFR + 4.11%)	8.72%	12/18/2028		7,884	4,824,923
Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	11.32%	12/17/2029		1,991	853,614
Organon & Co., Term Loan B (1 mo. Term SOFR + 2.50%)	7.10%	05/19/2031		2,846	2,872,359
R1 RCM, Inc.
Delayed Draw Term Loan B(h)	0.00%	10/24/2031		757	762,264
Term Loan B (1 mo. Term SOFR + 3.25%)	7.86%	10/24/2031		10,601	10,671,696
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.88%	12/31/2028		446	447,648
Southern Veterinary Partners LLC, Term Loan B(d)	–	10/31/2031		7,267	7,342,247
Summit Behavioral Healthcare LLC, Term Loan B (3 mo. Term SOFR + 4.25%)	8.76%	11/24/2028		1,332	1,216,417
TEAM Services Group LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	9.82%	12/20/2027		5,159	5,156,916
TTF Holdings LLC (Soliant), Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	07/18/2031		9,304	9,405,550
Waystar, Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	10/22/2029		200	201,596
					104,762,462
Home Furnishings–2.24%
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 10.00%) (Acquired 04/27/2023-07/17/2023; Cost $100,992)(e)(f)	13.06%	12/31/2026	EUR	96	101,113
Term Loan (3 mo. EURIBOR + 10.00%) (Acquired 09/26/2023-10/30/2023; Cost $139,414)(e)(f)	13.06%	12/31/2026	EUR	132	139,338
Kidde Global Solutions, Term Loan B(d)(e)	–	10/07/2031		5,397	5,417,287
Mattress Holding Corp., Term Loan (3 mo. Term SOFR + 4.15%)	8.92%	09/25/2028		10,789	10,811,329
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%)	12.23%	06/29/2028		703	701,594
Term Loan (3 mo. Term SOFR + 7.61%)	12.22%	06/29/2028		9,642	8,191,228
SIWF Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.69%	10/06/2028		12,910	10,581,151
Tempur Sealy International, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.07%	10/03/2031		8,811	8,879,021
VC GB Holdings, Inc., First Lien Term Loan(d)	–	07/21/2028		5,000	5,009,625
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–(continued)
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.35%)	8.92%	10/30/2027		$1,701	$1,625,126
Term Loan B (1 mo. Term SOFR + 3.36%)	7.94%	10/30/2027		5,739	5,472,826
					56,929,638
Industrial Equipment–2.76%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.07%	08/19/2031		3,058	3,089,453
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	7.09%	03/15/2030		1,454	1,462,700
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 3.50%)	10.50%	08/16/2029		2,899	2,929,757
Deliver Buyer, Inc. (MHS Holdings), Term Loan (3 mo. Term SOFR + 7.90%)	12.50%	06/01/2029		9,732	8,883,760
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	10/11/2030		5,347	5,423,470
EMRLD Borrower L.P. (Copeland)
Incremental Term Loan B (1 mo. Term SOFR + 2.50%)	7.07%	08/04/2031		2,563	2,570,070
Term Loan B (6 mo. Term SOFR + 2.50%)	6.93%	05/31/2030		635	637,159
John Bean Technologies Corp., Term Loan B(d)	–	10/09/2031		1,410	1,419,565
Kantar (Summer BC Bidco/KANGRP)
Revolver Loan (3 mo. Term SOFR + 1.05%)(e)	1.05%	06/04/2026		666	615,876
Revolver Loan(e)(h)	0.00%	06/04/2026		6,334	5,859,124
Term Loan B (3 mo. Term SOFR + 5.26%)	9.86%	02/15/2029		9,339	9,436,281
Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B-1D (1 mo. Term SOFR + 2.86%)	7.44%	07/31/2028		490	493,575
Tank Holding Corp.
Revolver Loan(e)(h)	0.00%	03/31/2028		1,702	1,651,661
Term Loan (3 mo. Term SOFR + 5.90%)	10.50%	03/31/2028		14,729	14,541,397
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.86%)	8.44%	11/19/2028		10,649	10,406,153
Second Lien Term Loan (1 mo. Term SOFR + 7.11%)(e)	11.69%	11/19/2029		789	706,229
					70,126,230
Insurance–2.17%
Acrisure LLC, Term Loan B-6 (1 mo. Term SOFR + 3.25%)	7.85%	11/06/2030		8,844	8,881,637
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.35%	09/19/2031		13,407	13,503,492
Hub International Ltd., Term Loan (3 mo. Term SOFR + 2.75%)	7.37%	06/20/2030		2,120	2,137,455
Ryan Specialty Group LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	09/15/2031		7,738	7,787,948
Sedgwick Claims Management Services, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	7.59%	07/31/2031		11,264	11,357,002
Truist Insurance Holdings, Term Loan B (3 mo. Term SOFR + 3.25%)	7.85%	05/06/2031		3,226	3,243,417
USI, Inc.
Term Loan (3 mo. Term SOFR + 2.75%)	7.35%	09/27/2030		4,239	4,269,422
Term Loan B (3 mo. USD LIBOR + 2.75%)	7.35%	11/22/2029		3,801	3,829,401
					55,009,774
Leisure Goods, Activities & Movies–3.99%
Carnival Corp.
Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	08/08/2027		536	541,390
Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	10/18/2028		14,390	14,506,890
Crown Finance US, Inc.
Term Loan (1 mo. Term SOFR + 1.61%)	6.30%	07/31/2028		10,809	10,873,814
Term Loan B(d)	–	12/02/2031		14,534	14,491,102
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.35%)	9.92%	02/05/2029		6,418	6,452,530
GBT Group Servicers B.V. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.00%)	7.63%	07/25/2031		4,373	4,410,865
Lakeland Tours LLC, Term Loan(e)	8.00%	09/25/2027		1,122	173,985
Nord Anglia Education
Term Loan (3 mo. Term SOFR + 4.00%)	8.51%	01/31/2028		3,994	4,033,319
Term Loan B-2 (3 mo. Term SOFR + 3.75%)	8.25%	02/26/2031		2,200	2,220,976
Parques Reunidos (Piolin Bidco S.A.U.) (Spain), Revolver Loan(e)(h)	0.00%	03/16/2026	EUR	3,482	3,644,047
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.10%	03/05/2027	EUR	11,390	11,665,593
Seaworld Parks & Entertainment, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.50%)	7.07%	08/25/2028		2,560	2,566,024
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
US Fitness LLC
Delayed Draw Term Loan(e)(h)	0.00%	09/04/2031		$985	$979,837
Revolver Loan (3 mo. Term SOFR + 5.50%)(e)	10.16%	09/30/2031		355	349,908
Revolver Loan(e)(h)	0.00%	08/30/2030		1,418	1,399,629
Term Loan B (1 mo. Term SOFR + 5.32%)(e)	10.70%	09/04/2031		7,967	7,926,857
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (Acquired 02/20/2024-10/08/2024; Cost $3,227,006)(d)(e)(f)	–	12/31/2027	EUR	4,774	3,178,494
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 09/22/2022-02/20/2024; Cost $2,281,497)(f)	11.05%	06/30/2027	EUR	2,229	2,351,415
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-10/08/2024; Cost $1,384,864)(f)	11.05%	06/30/2027	EUR	1,331	1,476,321
Term Loan (Acquired 02/20/2024-10/08/2024; Cost $3,112,255)(d)(f)	–	12/31/2027	EUR	2,953	3,104,687
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%) (Acquired 08/13/2024; Cost $4,876,114)(f)	9.24%	08/13/2031		4,948	4,976,266
					101,323,949
Lodging & Casinos–0.59%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.60%	02/02/2026		6,404	4,012,404
First Lien Term Loan (3 mo. Term SOFR + 5.01%)	9.60%	02/02/2026		1,386	880,087
B&B Hotels S.A.S. (Casper BidCo) (France), Term Loan B-5 (3 mo. EURIBOR + 4.25%)	7.17%	03/21/2031	EUR	1,117	1,187,194
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.07%	08/02/2028		4,340	4,363,150
Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 3.35%)	7.94%	12/14/2029		4,517	4,541,930
					14,984,765
Nonferrous Metals & Minerals–0.91%
AZZ, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	7.07%	05/14/2029		4,736	4,769,338
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 4.26%)	8.85%	07/31/2026		12,596	12,596,018
Form Technologies LLC
First Lien Term Loan (3 mo. Term SOFR + 9.35%)	13.86%	10/22/2025		2,068	1,938,740
Term Loan(d)	–	05/30/2030		3,161	3,114,072
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.09%	03/16/2027		749	754,098
					23,172,266
Oil & Gas–2.37%
Brazos Delaware II LLC, Term Loan B (6 mo. Term SOFR + 3.50%)	8.25%	02/11/2030		1,923	1,940,461
EPIC Crude Services L.P., Term Loan B (3 mo. Term SOFR + 3.00%)	7.66%	10/10/2031		3,737	3,768,251
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	10/11/2030		3,795	3,814,337
McDermott International Ltd.
LOC(e)(h)	0.00%	12/31/2026		2,256	2,199,904
LOC (3 mo. Term SOFR + 5.01%)(e)	10.31%	12/31/2026		525	511,714
LOC(h)	0.00%	06/30/2027		4,210	2,947,251
LOC (3 mo. Term SOFR + 4.26%)(e)	8.85%	06/30/2027		2,275	1,330,675
PIK Term Loan, 3.00% PIK Rate, 11.69% Cash Rate(g)	3.00%	12/31/2027		1,887	757,038
Term Loan (3 mo. Term SOFR + 7.76%)(e)	12.70%	12/31/2026		1,798	1,968,703
Term Loan (1 mo. Term SOFR + 3.11%)	7.69%	06/30/2027		550	280,482
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 3.00%)	7.60%	03/26/2031		7,167	7,225,806
Planet US Buyer LLC (Wood Mackenzie), Term Loan (3 mo. Term SOFR + 3.50%)	8.02%	02/07/2031		4,979	4,993,343
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan B (3 mo. Term SOFR + 3.50%)	7.99%	09/12/2031		7,053	7,113,676
Rockwood Service Corp., Term loan B (1 mo. Term SOFR + 3.50%)	8.07%	07/30/2031		1,304	1,317,400
Third Coast Super Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.25%)(e)	8.82%	09/25/2030		9,599	9,610,708
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.82%	11/17/2028		10,234	10,320,780
					60,100,529
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–2.45%
Cengage Learning, Inc.
Term Loan B (1 mo. Term SOFR + 5.00%)	7.89%	03/22/2031		$13,886	$13,967,134
Term Loan B (1 mo. Term SOFR + 3.50%)	10.25%	03/22/2031		306	307,798
Century DE Buyer LLC (Simon & Schuster), Term Loan (1 mo. Term SOFR + 3.93%)	8.60%	10/30/2030		3,644	3,674,513
Dotdash Meredith, Inc.
Term Loan B (1 mo. Term SOFR + 3.58%)	8.17%	12/01/2028		12,322	12,430,233
Term Loan B (1 mo. Term SOFR + 3.58%)	8.17%	12/01/2028		3	2,981
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.35%)	9.92%	04/09/2029		10,636	10,473,366
Second Lien Term Loan B (1 mo. Term SOFR + 8.50%)	13.07%	04/08/2030		8,460	8,354,310
McGraw-Hill Education, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.60%	08/06/2031		10,623	10,765,768
Micro Holding L.P., First Lien Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.82%	05/03/2028		2,195	2,200,238
					62,176,341
Radio & Television–0.30%
iHeartCommunications, Inc.
Incremental Term Loan (1 mo. Term SOFR + 3.36%)	7.94%	05/01/2026		1,115	976,832
Term Loan (1 mo. Term SOFR + 3.11%)	7.69%	05/01/2026		4,455	3,896,583
Nexstar Broadcasting, Inc., Term Loan B (1 mo. Term SOFR + 2.61%)	7.29%	06/02/2028		2,400	2,392,487
Sinclair Television Group, Inc.
Term Loan B-3 (1 mo. Term SOFR + 3.11%)	7.69%	04/01/2028		337	270,857
Term Loan B-4 (1 mo. Term SOFR + 3.85%)	8.42%	04/21/2029		55	44,661
					7,581,420
Retailers (except Food & Drug)–0.94%
Action Holding B.V. (Peer Holdings) (Netherlands)
Term Loan B-4 (3 mo. Term SOFR + 3.25%)	7.85%	10/28/2030		6,981	7,041,793
Term Loan B-5 (3 mo. Term SOFR + 3.00%)	7.60%	07/01/2031		5,136	5,184,213
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	8.09%	11/08/2027		7,437	7,500,656
Savers, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.39%	04/26/2028		3,995	4,010,262
					23,736,924
Surface Transport–0.96%
First Student Bidco, Inc., Incremental Term Loan B (3 mo. Term SOFR + 3.10%)	7.70%	07/21/2028		12,849	12,928,744
Hurtigruten Group A/S (Explorer II AS) (Norway)
Term Loan (6 mo. EURIBOR + 8.00%)	10.91%	06/30/2027	EUR	283	294,266
Term Loan A (3 mo. EURIBOR + 8.50%) (Acquired 02/23/2024-09/30/2024; Cost $7,142,455)(f)	14.77%	02/22/2029	EUR	13,964	428,318
Term Loan B-2 (3 mo. EURIBOR + 7.00%) (Acquired 02/23/2024-08/23/2024; Cost $3,338,780)(f)	9.91%	09/30/2027	EUR	3,284	1,336,145
PODS LLC, Incremental Term Loan (3 mo. Term SOFR + 4.26%)(e)	8.85%	03/31/2028		2,289	2,151,246
STG Distribution LLC
Term Loan (1 mo. Term SOFR + 7.60%)	12.26%	10/03/2029		7,334	3,960,427
Term Loan (1 mo. Term SOFR + 8.35%)(e)	13.01%	10/03/2029		3,333	3,287,081
					24,386,227
Telecommunications–4.12%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	12.07%	08/01/2028		8,492	7,249,971
Cablevision Lightpath LLC, Term Loan (1 mo. Term SOFR + 3.36%)	7.97%	11/30/2027		213	213,706
CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. Term SOFR + 4.00%)	8.60%	12/17/2027		8,712	8,789,191
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.57%	01/30/2031		11,766	11,939,129
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (3 mo. Term SOFR + 3.01%)	7.62%	11/12/2027		755	759,538
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.57%	12/01/2027		596	602,146
II-VI, Inc., Term Loan B-1 (1 mo. Term SOFR + 2.50%)	7.07%	07/02/2029		2,535	2,553,393
Inmarsat Finance PLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 4.50%)	9.07%	09/27/2029		15,389	13,413,701
Iridium Satellite LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.82%	09/20/2030		2,710	2,706,923
Level 3 Financing, Inc.
Term Loan B-1(d)	–	04/13/2029		3,031	3,102,558
Term Loan B-2(d)	–	04/15/2030		7,519	7,698,589
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
Lumen Technologies, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.46%)	7.04%	04/15/2029	$650	$605,104
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan B (3 mo. Term SOFR + 4.60%)	9.41%	11/30/2025	328	12,528
Second Lien Term Loan B (3 mo. Term SOFR + 8.85%)	13.66%	11/30/2026	215	8,471
Second Lien Term Loan B-1 (3 mo. Term SOFR + 6.80%)	11.39%	10/18/2027	32,765	1,628,074
Term Loan (3 mo. Term SOFR + 6.54%)	11.13%	10/18/2027	14,296	9,137,362
Third Lien Term Loan (3 mo. Term SOFR + 9.35%)	13.94%	10/18/2027	8,144	278,923
Telesat LLC, Term Loan B-5 (3 mo. Term SOFR + 3.01%)	7.53%	12/07/2026	10,390	5,420,345
ViaSat, Inc.
Term Loan (1 mo. Term SOFR + 4.50%)	9.07%	03/02/2029	8,126	7,141,132
Term Loan B (1 mo. Term SOFR + 4.61%)	9.24%	05/30/2030	5,470	4,792,805
Voyage Digital (NC) Ltd., Term Loan (3 mo. Term SOFR + 3.25%)(e)	7.74%	05/11/2029	7,311	7,347,860
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.85%)(e)	9.51%	09/25/2031	8,917	9,051,202
				104,452,651
Utilities–2.77%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	09/30/2031	5,982	6,035,395
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.25%)	6.92%	01/27/2031	7,827	7,865,267
Cornerstone Generation LLC, Term Loan B(d)	–	10/28/2031	7,681	7,749,376
Covanta Holding Corp.
Term Loan B (1 mo. Term SOFR + 2.50%)	7.16%	11/30/2028	2,600	2,616,871
Term Loan C (1 mo. Term SOFR + 2.50%)	7.16%	11/30/2028	142	143,357
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.82%	04/03/2028	4,555	4,575,856
Edgewater Generation, Term Loan (1 mo. Term SOFR + 4.25%)	8.82%	08/01/2030	5,225	5,303,924
Hamilton Projects Acquiror LLC, Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	05/22/2031	2,212	2,234,029
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (3 mo. Term SOFR + 4.26%) (Acquired 08/14/2019-10/23/2024; Cost $5,141,911)(f)	8.78%	08/14/2026	5,366	5,298,331
Lightning Power LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.74%	08/16/2031	10,479	10,583,354
Talen Energy Supply LLC
Term Loan B (3 mo. Term SOFR + 3.50%)	8.02%	05/17/2030	7,038	7,090,961
Term Loan C (3 mo. Term SOFR + 3.50%)	8.02%	05/17/2030	5,090	5,129,082
Vistra Zero Operating Co. LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.32%	04/30/2031	5,629	5,681,997
				70,307,800
Total Variable Rate Senior Loan Interests (Cost $2,280,643,726)				2,161,750,089
U.S. Dollar Denominated Bonds & Notes–5.71%
Aerospace & Defense–0.33%
Rand Parent LLC (i)	8.50%	02/15/2030	8,332	8,448,814
Air Transport–0.08%
American Airlines, Inc. (i)	8.50%	05/15/2029	1,902	2,010,826
Building & Development–0.57%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (i)	5.75%	05/15/2026	2,305	2,295,030
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(i)	4.50%	04/01/2027	9,543	9,193,647
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(i)	6.75%	04/01/2032	805	819,973
Signal Parent, Inc.(i)	6.13%	04/01/2029	3,431	2,100,868
				14,409,518
Business Equipment & Services–0.98%
Acuris Finance US, Inc./Acuris Finance S.a.r.l. (i)	9.00%	08/01/2029	9,112	8,913,814
ADT Security Corp. (The)(i)	4.13%	08/01/2029	1,875	1,758,199
Allied Universal Holdco LLC(i)	7.88%	02/15/2031	5,976	6,124,772
Boost Newco Borrower LLC(i)	7.50%	01/15/2031	7,243	7,656,517
Cloud Software Group, Inc.(i)	8.25%	06/30/2032	256	267,039
				24,720,341
Cable & Satellite Television–0.96%
Altice Financing S.A. (Luxembourg) (i)	5.75%	08/15/2029	2,188	1,659,823
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
Altice Financing S.A. (Luxembourg)(i)	5.00%	01/15/2028		$11,665	$9,322,125
Altice France S.A. (France)(i)	5.50%	01/15/2028		4,994	3,877,857
Altice France S.A. (France)(i)	5.50%	10/15/2029		4,322	3,327,454
Virgin Media Secured Finance PLC (United Kingdom)(i)	4.50%	08/15/2030		6,819	6,027,363
					24,214,622
Chemicals & Plastics–0.81%
INEOS Finance PLC (Luxembourg) (i)	7.50%	04/15/2029		3,151	3,263,979
INEOS Quattro Finance 2 PLC (United Kingdom)(i)	9.63%	03/15/2029		1,626	1,730,989
SK Invictus Intermediate II S.a.r.l.(i)	5.00%	10/30/2029		10,249	9,698,465
Windsor Holdings III LLC(i)	8.50%	06/15/2030		5,420	5,764,923
					20,458,356
Food Products–0.15%
Sigma Holdco B.V. (Netherlands) (i)	7.88%	05/15/2026		200	198,953
Viking Baked Goods Acquisition Corp.(i)	8.63%	11/01/2031		3,560	3,502,426
					3,701,379
Health Care–0.25%
Global Medical Response, Inc., 1.25% PIK Rate, 8.75% Cash Rate (g)(i)	1.25%	10/31/2028		2,873	2,894,010
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(i)	6.75%	05/15/2034		2,455	2,476,670
Raven Acquisition Holdings LLC(i)	6.88%	11/15/2031		1,054	1,056,823
					6,427,503
Industrial Equipment–0.42%
Chart Industries, Inc. (i)	7.50%	01/01/2030		5,405	5,653,140
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(i)	6.63%	12/15/2030		4,989	5,050,370
					10,703,510
Insurance–0.46%
Acrisure LLC/Acrisure Finance, Inc. (i)	7.50%	11/06/2030		1,742	1,778,824
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(i)	7.00%	01/15/2031		3,278	3,331,715
HUB International Ltd.(i)	7.25%	06/15/2030		1,606	1,667,574
Panther Escrow Issuer LLC(i)	7.13%	06/01/2031		4,874	4,996,888
					11,775,001
Lodging & Casinos–0.08%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. (i)	6.63%	01/15/2032		1,890	1,913,948
Publishing–0.02%
McGraw-Hill Education, Inc. (i)	7.38%	09/01/2031		585	606,385
Retailers (except Food & Drug)–0.11%
Evergreen Acqco 1 L.P./TVI, Inc. (i)	9.75%	04/26/2028		2,660	2,808,170
Telecommunications–0.42%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (i)	9.00%	09/15/2029		2,584	2,387,936
Windstream Services LLC/Windstream Escrow Finance Corp.(i)	7.75%	08/15/2028		8,184	8,255,168
					10,643,104
Utilities–0.07%
Calpine Corp. (i)	4.50%	02/15/2028		1,928	1,866,536
Total U.S. Dollar Denominated Bonds & Notes (Cost $145,567,334)					144,708,013
Non-U.S. Dollar Denominated Bonds & Notes–3.47%(j)
Air Transport–0.39%
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.75%)(k)	7.95%	04/22/2030	EUR	9,217	9,856,576
Automotive–0.45%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $822,399)(f)(i)	14.00%	03/19/2026	SEK	9,385	848,236
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $3,855,248)(f)(i)(l)	13.16%	04/19/2026	SEK	36,287	$1,664,845
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $1,706,620)(f)(i)	14.00%	03/19/2026	SEK	18,769	1,683,531
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(i)(k)	7.85%	09/30/2028	EUR	917	887,020
Constellation Automotive Financing PLC (United Kingdom)(i)	4.88%	07/15/2027	GBP	5,578	6,425,310
					11,508,942
Building & Development–0.00%
Fagus Holdco PLC (United Kingdom) (Acquired 09/05/2023; Cost $0)(e)(f)(m)	0.00%	09/05/2029	EUR	1	1,243
Business Equipment & Services–0.04%
Pachelbel Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(i)(k)	7.30%	05/17/2031	EUR	1,001	1,069,773
Cable & Satellite Television–0.09%
Altice Finco S.A. (Luxembourg)(i)	4.75%	01/15/2028	EUR	3,712	2,328,586
Electronics & Electrical–0.16%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(i)(k)	8.73%	02/15/2029	EUR	4,000	4,109,932
Financial Intermediaries–1.38%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%)(i)(k)	10.56%	07/15/2030	EUR	1,000	550,778
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%)(i)(k)	10.56%	07/15/2030	EUR	7,201	3,966,151
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%) (Acquired 10/23/2020-11/26/2020; Cost $2,297,921)(f)(i)(k)	9.31%	05/01/2026	EUR	1,945	1,271,765
Garfunkelux Holdco 3 S.A. (Luxembourg) (Acquired 06/30/2022-12/08/2022; Cost $6,554,704)(f)(i)	6.75%	11/01/2025	EUR	6,615	4,299,095
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(i)(k)	8.37%	12/15/2029	EUR	9,750	10,045,726
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(i)(k)	7.65%	11/15/2027	EUR	13,992	14,747,966
					34,881,481
Food Service–0.23%
Selecta Group B.V. 10.00% PIK Rate (Switzerland)(g)(i)	10.00%	07/01/2026	EUR	9,025	5,721,456
Health Care–0.04%
APCOA Group GmbH (Germany) (3 mo. EURIBOR + 4.13%)(i)(k)	7.37%	04/15/2031	EUR	1,000	1,061,866
Home Furnishings–0.48%
Very Group Funding PLC (The) (United Kingdom)(i)	6.50%	08/01/2026	GBP	3,150	3,712,614
Very Group Funding PLC (The) (United Kingdom)(i)	6.50%	08/01/2026	GBP	7,141	8,416,436
					12,129,050
Surface Transport–0.21%
Zenith Finco PLC (United Kingdom)(i)	6.50%	06/30/2027	GBP	4,906	4,604,043
Zenith Finco PLC (United Kingdom)(i)	6.50%	06/30/2027	GBP	846	793,930
					5,397,973
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $104,237,497)					88,066,878
			Shares
Common Stocks & Other Equity Interests–3.17%(n)
Aerospace & Defense–0.02%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $145,528)(e)(f)				134	0
IAP Worldwide Services, Inc.(e)(o)				838,949	453,032
IAP Worldwide Services, Inc.(e)(o)				134,337	134,338
					587,370
Automotive–0.02%
Cabonline, Class D (Acquired 10/30/2023; Cost $280,511) (Sweden)(e)(f)				312,441,524	387,038
Cabonline, Class D1 (Acquired 10/30/2023; Cost $10) (Sweden)(e)(f)				10,996,102	1,014
Cabonline, Class D2 (Acquired 10/31/2023; Cost $8) (Sweden)(e)(f)				9,384,746	435
Dayco Products LLC (Acquired 06/16/2006-05/29/2008; Cost $104,068)(e)(f)				3,261	0
Dayco Products LLC (Acquired 06/16/2006-02/18/2014; Cost $1,275,974)(e)(f)				3,266	0
					388,487
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Shares	Value
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 04/28/2010-07/15/2010; Cost $664,569)(e)(f)	518	$0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 06/30/2010; Cost $3,408,940)(e)(f)	4	0
		0
Business Equipment & Services–1.18%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $8,220,186)(e)(f)	408,355	13,447,130
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $5,987,242)(e)(f)(p)	68,686	16,422,182
		29,869,312
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A (Germany)(e)	35,089	0
Containers & Glass Products–0.02%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $146,927)(e)(f)	36,078	576,887
Electronics & Electrical–0.22%
Diebold Nixdorf, Inc.(q)	121,163	5,600,154
Forest Products–0.75%
Restoration Forest Products Group LLC(e)(p)	136,112	18,987,556
Home Furnishings–0.10%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $56,360)(f)	363,612	2,636,187
Industrial Equipment–0.00%
North American Lifting Holdings, Inc.	7,347	11,480
Leisure Goods, Activities & Movies–0.54%
Crown Finance US, Inc.	588,117	13,649,020
Crown Finance US, Inc.	3,058	70,970
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(f)	13,004	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(f)	6,404,275	7
Vue International Bidco PLC, Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(f)	3,986,481	4
Vue International Bidco PLC, Class A4 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(f)	2,779,140	3
		13,720,004
Lodging & Casinos–0.03%
Caesars Entertainment, Inc.(q)	19,983	769,146
Oil & Gas–0.07%
McDermott International Ltd.(q)	629,763	90,812
McDermott International Ltd.(e)	2,314,309	317,037
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $4,259,838)(e)(f)	261,209	28,733
Talos Energy, Inc.(q)	123,143	1,385,359
		1,821,941
Radio & Television–0.03%
iHeartMedia, Inc., Class A(q)	306,089	700,944
iHeartMedia, Inc., Class B(e)(q)	29	61
		701,005
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc. (Acquired 10/12/2018; Cost $1,111,774)(f)	692	2,076
Surface Transport–0.11%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $1,212,169)(e)(f)	14,574	1,251,761
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/18/2023-10/30/2024; Cost $109,068)(e)(f)	192,476	120,297
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Shares	Value
Surface Transport–(continued)
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,274,332)(e)(f)	15,321	$1,315,921
Hurtigruten (Explorer II AS), Wts. (Acquired 02/23/2024-10/31/2024; Cost $0) (Norway)(e)(f)(p)	7,286,822	8
		2,687,987
Telecommunications–0.08%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $4,396,125)(f)	293,075	1,721,815
Avaya, Inc. (Acquired 05/01/2023; Cost $797,295)(f)	53,153	312,274
		2,034,089
Total Common Stocks & Other Equity Interests (Cost $102,776,094)		80,393,681
Preferred Stocks–0.42%(n)
Oil & Gas–0.02%
McDermott International Ltd., Pfd.(e)	1,787	446,851
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $566,509)(e)(f)	577,315	3,406
		450,257
Retailers (except Food & Drug)–0.00%
Vivarte S.A.S.U., Pfd. (France)(e)	241,195	45,879
Surface Transport–0.40%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $1,586,876)(e)(f)	68,517	6,042,514
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $1,114,451)(e)(f)	48,119	4,243,614
		10,286,128
Total Preferred Stocks (Cost $4,458,826)		10,782,264

Money Market Funds–1.63%
Invesco Government & Agency Portfolio,Institutional Class, 4.57%(p)(r)	14,513,846	14,513,846
Invesco Treasury Portfolio,Institutional Class, 4.53%(p)(r)	26,954,826	26,954,826
Total Money Market Funds (Cost $41,468,672)		41,468,672
TOTAL INVESTMENTS IN SECURITIES–99.63% (Cost $2,679,152,149)		2,527,169,597
OTHER ASSETS LESS LIABILITIES–0.37%		9,300,370
NET ASSETS–100.00%		$2,536,469,967
Investment Abbreviations:
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after November 30, 2024, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Restricted security. The aggregate value of these securities at November 30, 2024 was $144,963,940, which represented 5.72% of the Fund’s Net Assets.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(i)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2024 was $222,917,072, which represented 8.79% of the Fund’s Net Assets.

(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(l)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2024 represented less than 1% of the Fund’s Net Assets.

(m)	Zero coupon bond issued at a discount.
(n)	Securities acquired through the restructuring of senior loans.
(o)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,885,119	$67,106,013	$(68,477,286)	$-	$-	$14,513,846	$36,866
Invesco Treasury Portfolio, Institutional Class	29,505,352	124,625,452	(127,175,978)	-	-	26,954,826	190,339
Investments in Other Affiliates:
Hurtigruten (Explorer II AS), Wts.*	1	-	-	7	-	8	-
My Alarm Center LLC, Class A	16,204,447	-	-	217,735	-	16,422,182	-
Restoration Forest Products Group LLC	18,458,510	529,059	-	(13)	-	18,987,556	-
Total	$80,053,429	$192,260,524	$(195,653,264)	$217,729	$-	$76,878,418	$227,205

*	At August 31, 2024, this security was not considered as an affiliate of the Fund.

(q)	Non-income producing security.
(r)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/27/2024	Bank of New York Mellon (The)	USD	66,858,090	EUR	63,450,783	$264,500
12/27/2024	Barclays Bank PLC	EUR	63,877,739	USD	69,235,871	1,661,616
12/27/2024	Barclays Bank PLC	GBP	8,855,703	USD	11,494,574	226,288
01/27/2025	Barclays Bank PLC	USD	2,107,013	EUR	2,000,000	11,637
12/27/2024	BNP Paribas S.A.	EUR	66,667,920	USD	72,330,423	1,804,525
12/27/2024	BNP Paribas S.A.	GBP	8,855,704	USD	11,493,869	225,584
12/27/2024	BNP Paribas S.A.	SEK	62,218,635	USD	5,914,123	196,542
12/27/2024	BNP Paribas S.A.	USD	11,088,716	GBP	8,768,533	68,651
12/27/2024	Canadian Imperial Bank of Commerce	EUR	4,500,000	USD	4,878,351	117,943
12/27/2024	Canadian Imperial Bank of Commerce	USD	11,090,585	GBP	8,768,533	66,783
12/27/2024	Citibank, N.A.	USD	4,687,552	SEK	51,669,948	60,658
12/27/2024	J.P. Morgan Chase Bank, N.A.	EUR	2,121,911	USD	2,315,334	70,631
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/27/2024	Morgan Stanley and Co. International PLC	USD	65,806,454	EUR	62,503,756	$314,306
12/27/2024	Royal Bank of Canada	GBP	10,015,595	USD	12,999,166	254,996
12/27/2024	Royal Bank of Canada	USD	66,908,850	EUR	63,450,783	213,740
12/27/2024	Royal Bank of Canada	USD	11,623,026	GBP	9,189,936	70,547
12/27/2024	State Street Bank & Trust Co.	EUR	61,292,554	USD	66,471,468	1,632,001
12/27/2024	State Street Bank & Trust Co.	USD	947,540	EUR	898,751	3,221
12/27/2024	State Street Bank & Trust Co.	USD	886,096	SEK	9,698,042	5,105
Subtotal—Appreciation						7,269,274
Currency Risk
01/27/2025	Bank of New York Mellon (The)	EUR	63,450,782	USD	66,959,611	(255,408)
12/27/2024	Barclays Bank PLC	USD	80,354	SEK	850,645	(2,184)
12/27/2024	BNP Paribas S.A.	USD	3,934,071	EUR	3,656,051	(66,449)
01/27/2025	BNP Paribas S.A.	GBP	8,768,533	USD	11,087,461	(68,459)
01/27/2025	Canadian Imperial Bank of Commerce	GBP	9,005,785	USD	11,389,220	(68,547)
01/27/2025	Citibank, N.A.	SEK	51,765,839	USD	4,705,437	(60,276)
12/27/2024	Morgan Stanley and Co. International PLC	USD	4,774,862	EUR	4,500,000	(14,453)
01/27/2025	Morgan Stanley and Co. International PLC	EUR	62,503,756	USD	65,906,460	(305,349)
01/27/2025	Royal Bank of Canada	EUR	63,450,783	USD	67,010,371	(204,647)
01/27/2025	Royal Bank of Canada	GBP	9,189,936	USD	11,621,749	(70,307)
12/27/2024	State Street Bank & Trust Co.	USD	1,289,316	GBP	1,000,000	(16,883)
Subtotal—Depreciation						(1,132,962)
Total Forward Foreign Currency Contracts						$6,136,312

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
SEK	—Swedish Krona
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$1,931,693,513	$230,056,576	$2,161,750,089
U.S. Dollar Denominated Bonds & Notes	—	144,708,013	—	144,708,013
Non-U.S. Dollar Denominated Bonds & Notes	—	88,065,635	1,243	88,066,878
Common Stocks & Other Equity Interests	8,546,415	18,403,822	53,443,444	80,393,681
Preferred Stocks	—	—	10,782,264	10,782,264
Money Market Funds	41,468,672	—	—	41,468,672
Total Investments in Securities	50,015,087	2,182,870,983	294,283,527	2,527,169,597
Other Investments - Assets*
Investments Matured	—	10,156,684	12,426	10,169,110
Forward Foreign Currency Contracts	—	7,269,274	—	7,269,274
	—	17,425,958	12,426	17,438,384
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,132,962)	—	(1,132,962)
Total Other Investments	—	16,292,996	12,426	16,305,422
Total Investments	$50,015,087	$2,199,163,979	$294,295,953	$2,543,475,019

*	Forward foreign currency contracts are valued at unrealized appreciation. Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended November 30, 2024:
	Value 08/31/24*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 11/30/24
Variable Rate Senior Loan Interests	$204,173,262	$69,805,933	$(37,910,411)	$(839,498)	$(11,844,630)	$(301,866)	$47,156,300	$(40,182,514)	$230,056,576
Common Stocks & Other Equity Interests	39,710,508	559,134	—	—	(1,584,488)	6,091,126	8,677,544	(10,380)	53,443,444
Preferred Stocks	11,855,095	—	—	—	—	(1,072,831)	—	—	10,782,264
Investments Matured	12,426	—	—	—	—	—	—	—	12,426
Non-U.S. Dollar Denominated Bonds & Notes	130,070	—	(128,769)	—	128,769	(128,827)	—	—	1,243
Total	$255,881,361	$70,365,067	$(38,039,180)	$(839,498)	$(13,300,349)	$4,587,602	$55,833,844	$(40,192,894)	$294,295,953
*Prior year balances have been adjusted for a change in security classification.
**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.
Invesco Floating Rate ESG Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 11/30/24	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$230,056,576	Discounted Cash Flow Model	Discount Rate	12.40%	-
		Third-Party Pricing	Broker Quote	101% of Par	-
Common Stocks & Other Equity Interests	53,443,444	Comparable Companies	EBITDA Multiple	5.5x	-
		Discounted Cash Flow Model	Discount Rate	10.7%	-
			EBITDA Multiple	8.4x	-
Preferred Stocks	10,782,264	Comparable Companies	EBITDA Multiple	8.75x	-
Investments Matured	12,426	Expected Recovery	Anticipated Proceeds	41% of Par	-
Non-U.S. Dollar Denominated Bonds & Notes	1,243	Expected Recovery	Anticipated Proceeds	100% of Par	-
Invesco Floating Rate ESG Fund